Right-of-use assets (Tables)	12 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Right-of-use Assets

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Non-current assets
Land and buildings - right-of-use assets	2,054	1,649
Less: Accumulated depreciation	(505)	(275)

Total right-of-use assets	1,549	1,374

Right-of-use Assets, Reconciliations of Written Down Values
Reconciliations of the written down values at the beginning and end of the current and previous financial year are set out below:

Consolidated	US$’000
Balance at 1 July 2022	1,253
Additions	373
Disposals	-
Exchange differences	(32)
Impairment of assets	-
Depreciation (note 6)	(220)

Balance at 30 June 2023	1,374
Additions	347
Disposals	-
Lease modification	102
Exchange differences	(39)
Impairment of assets	-
Depreciation (note 6)	(235)

Balance at 30 June 2024	1,549